Accounts Receivable, Net - Schedule of Accounts receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Net Current [Abstract]
Accounts receivable	$ 18,273	$ 10,034
Less: Allowance for doubtful accounts	(3,350)	(3,289)	$ (495)	$ (473)
Accounts receivable, net	$ 14,923	$ 6,745